Facility Restructuring Charge (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	21 Months Ended	12 Months Ended		21 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Mar. 12, 2013 Closure of facilities NBTY item	Sep. 30, 2013 Closure of facilities NBTY	Sep. 30, 2014 Closure of facilities NBTY	Sep. 30, 2013 Closure of facilities Workforce Reductions NBTY	Sep. 30, 2013 Closure of facilities Facility Costs NBTY	Sep. 30, 2014 Closure of facilities Incremental depreciation NBTY
Facility restructuring charge
Expected number of facilities to be eliminated			7
Expected cumulative charges					$ 33,000			$ 12,588
Severance and employee related costs				16,752
Excess depreciation				12,588
Other facility restructuring costs				3,355
Reconciliation of charges to accrued expenses
Charges	30,200	32,695		20,107		16,752	3,355
Cash payments				(4,880)		(4,316)	(564)
Other				(142)			(142)
Restructuring accrual at the end of the period				$ 15,085		$ 12,436	$ 2,649